UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017


13F File Number: 28-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew H. Rabinowitz
Title:    Chief Financial Officer
          Chief Operating Officer
Phone:    (212) 381-4461


Signature, Place and Date of Signing:

/s/ Andrew H. Rabinowitz         New York, New York             May 16, 2005
------------------------     --------------------------    ---------------------
    [Signature]                    [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 97

Form 13F Information Table Value Total: $1,305,950


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.     Form 13F File Number      Name

1       28-10683                  Marathon Global Convertible Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE



                                 TITLE OF                    VALUE   SHRS OR   SH/  PUT/  INVSTMT OTHR   VOTING AUTHORITY:
NAME OF ISSUER                   CLASS           CUSIP      (X$1000) PRN AMT   PRN  CALL  DSCRTN  MGRS  SOLE        SHARED     NONE
--------------                   -----           -----      -------- -------   ---  ----  ------  ----  ----        ------     ----
ABGENIX INC                      COM             00339B107    1,355     193500 SHR        SOLE    NONE      193500
ADVANCED MICRO DEVICES INC       DBCV            007903AE7   37,137   37512000 PRN        SOLE    NONE    37512000
ALLLIED WASTE INDS INC           NEW             19589308     3,151     431100      PUT   SOLE    NONE      431100
AMERICAN EXPRESS                 COM             25816109     2,959      57600 SHR        SOLE    NONE       57600
AMKOR TECHNOLOGY INC             COM             31652100       290      75000      CALL  SOLE    NONE       75000
AMR CORP                         NOTE            001765BA3   28,050   34000000 PRN        SOLE    NONE    34000000
AMR CORP                         NOTE            001765BB1      327     437000 PRN        SOLE    NONE      437000
ASK JEEVES INC                   NOTE            045174AB5    3,575    2000000 PRN        SOLE    NONE     2000000
ATLANTIC COAST AIRLINE HLDNG     NOTE            048396AE5    1,762    6350000 PRN        SOLE    NONE     6350000
AU OPTRONICS CORP                SPN ADR         2255107        154      10500 SHR        SOLE    NONE       10500
BANCO LATINOAMERICANO DE EXP     CLE             P16994132      640      31300 SHR        SOLE    NONE       31300
BANKUNITED FINL CORP             NOTE            06652BAE3    4,681    5000000 PRN        SOLE    NONE     5000000
BRASIL TELECOM PARTICIPACOES     SPON ADR PFD A  105530109    1,136      34800 SHR        SOLE    NONE       34800
CALPINE CORP                     NOTE            131347BJ4   22,270   32750000 PRN        SOLE    NONE    32750000
CARNIVAL CORP                    DBCV            143658AV4   16,743   21500000 PRN        SOLE    NONE    21500000
CHINA MOBILE HK LTD              SPN ADR         16941M109      174      10575 SHR        SOLE    NONE       10575
CITADEL BROADCASTING CORP        NOTE            17285TAB2   11,019  135000000 PRN        SOLE    NONE   135000000
COMPANHIA VALE DO RIO DOCE       SPON ADR        204412209      364     115000 SHR        SOLE    NONE      115000
CONTINENTAL AIRLINES INC         NOTE            210795PJ3   63,752   73566000 PRN        SHARED  1                  73566000
CONTINENTAL AIRLINES INC         NOTE            210795PD6   36,982   45657000 PRN        SOLE    NONE    45657000
CONTINENTAL AIRLS INC            NOTE            210795PJ3   15,166  175000000 PRN        SHARED  1                 175000000
CONTINENTAL AIRLS INC            NOTE            210795PD6    4,050    5000000 PRN        SOLE    NONE     5000000
DELTA AIRLINES INC               COM             247361108      721       6552 SHR        SOLE    NONE        6552
DELTA AIR INC DEL                NOTE            247361YP7    5,162   12904000 PRN        SHARED  1                  12904000
DELTA AIRLINES INC DEL           NOTE            247361YP7    1,200    3000000 PRN        SHARED  1                   3000000
DOMINION RES INC VA NEW          NOTE            25746UAT6   13,979   13250000 PRN        SOLE    NONE    13250000
DUKE ENERGY CORP                 NOTE            264399EJ1   16,765   14000000 PRN        SOLE    NONE    14000000
DYNEGY INC NEW                   SDCV            2681QAB7    42,735   35355000 PRN        SOLE    NONE    35355000
ECHOSTAR COMMUNICATIONS NEW      NOTE            278762AG4   27,178   27349000 PRN        SOLE    NONE    27349000
ELAN PLC                         ADR             284131208    1,296     400000 SHR        SOLE    NONE      400000
EMULEX CORP                      NOTE            292475AD2   17,113   18500000 PRN        SOLE    NONE    18500000
FEI CO                           NOTE            30241LAD1   19,380   19000000 PRN        SOLE    NONE    19000000
GENERAL MILLS INC                DBCV            370334AU8   21,225   30000000 PRN        SOLE    NONE    30000000
GENERAL MTRS CORP                DEB SR CONV B   370442733   49,909    2500500 PRN        SOLE    NONE     2500500
GENZYME CORP                     NOTE            372917AN4    2,538    2500000 PRN        SOLE    NONE     2500000
GRACE WR&CO DEL  NEW             COM             38388F108   10,446    1226000 SHR        SOLE    NONE     1226000
GRAFTECH INTL LTD                DBCV            384313AB8    5,656    7610000 PRN        SOLE    NONE     7610000
HUTCHINSON TECHNOLOGY INC        NOTE            448407AE6    5,145    4000000 PRN        SOLE    NONE     4000000
IDEC PHARMACEUTICALS CORP        NOTE            449370AE5  104,310  167431008 PRN        SOLE    NONE   167431008
IMCLONE SYS INC                  NOTE            45245WAF6    1,403    1690000 PRN        SOLE    NONE     1690000
INFINEON TECHNOLOGIES AG         SPN ADR         45662N103       96      10000 PRN        SOLE    NONE       10000
INVITROGEN CORP                  NOTE            46105RAD2   27,019   27500000 PRN        SOLE    NONE    27500000
ITC DELTACOM INC                 COM NEW         45031T401    1,027    1300468 PRN        SOLE    NONE     1300468
JETBLUE AWYS CORP                NOTE            477143AB7    9,273   10757000 PRN        SOLE    NONE    10757000
KING PHARMACEUTICALS INC         DBCV            495582AG3   37,905   39900000 PRN        SOLE    NONE    39900000
KULICKE AND SOFFA INDS INC       NOTE            501242AL5    3,000    3000000 PRN        SOLE    NONE     3000000
LEVEL 3 COMMUNICATIONS INC       NOTE            52729NBA7    3,324    6550000 PRN        SOLE    NONE     6550000
LEVEL 3 COMMUNICATIONS INC       COM             52729N100    7,564    3671871 SHR        SOLE    NONE     3671871
LOCKHEED MARTIN CORP             DBCV            539830AP4   15,881   15000000 PRH        SOLE    NONE    15000000
LODGIAN INC                      COM PAR $.01    54021P403      705      68738 SHR        SOLE    NONE       68738
LSI LOGIC CORP                   NOTE            502161AG7   83,449   85152000 PRN        SOLE    NONE    85152000
LSI LOGIC CORP                   COM             502161102    5,597    1001200 SHR        SOLE    NONE     1001200
LUCENT TECHNOLOGIES INC          DBCV            549463AH0   47,060   42500000 PRN        SOLE    NONE    42500000
MASCO CORP                       NOTE            574599BB1    4,813   10000000 PRN        SOLE    NONE    10000000
MECHEL STEEL CRP OAO             SPON ADR        583840103      669      25000 PRN        SOLE    ONE        25000
MERCURY INTERACTIVE CORP         NOTE            589405AD1   17,413   16584000 PRN        SOLE    NONE    16584000
MERCURY INTERACTIVE CORP         PUT             589405AB5       64        500      PUT   SOLE    NONE         500
MICRON TECHNOLOGY                NOTE            595112AG8   18,003   17500000 PRN        SOLE    NONE    17500000
MICRON TECHNOLOGY                COM             595112103    8,048     778300 SHR        SOLE    NONE      778300
MOBILE TELESYSTEMS OJSC          SPON ADR        607409109      830      23600 SHR        SOLE    NONE       23600
NASDAQ 100 TR                    UNIT SER 1      631100104    1,317      36000 SHR        SOLE    NONE       36000
NEWS AMER INC                    NOTE            653482AZ3   28,463   49500000 PRN        SOLE    NONE    49500000
NORTEL NETWORKS CORPR NEW        NOTE            656568AB8   35,420   38500000 PRN        SOLE    NONE    38500000
NTL INC DEL                      COM             62940M104   10,006     157155 SHR        SOLE    NONE      157155
PHOTRONICS INC                   NOTE            719405AE2   15,656   12500000 PRN        SOLE    NONE    12500000
PLACER DOME INC                  DBCV            725906AK7    8,166    7500000 PRN        SOLE    NONE     7500000
PPL ENERGY SUPPLY LLC            NOTE            69352JAE7   15,645   14000000 PRN        SOLE    NONE    14000000
PRICELINE COM INC                NOTE            741503AC0    2,861    3000000 PRN        SOLE    NONE     3000000
PRIDE INTL INC DEL               FRNT            74153QAB8   50,702   33700000 PRN        SOLE    NONE    33700000
RED HAT INC                      COM             756577102    1,658     152000 SHR        SOLE    NONE      152000
RF MICRODEVICES INC              NOTE            749941AE0    7,460    8000000 PRN        SOLE    NONE     8000000
SCHLUMBERGER LTD                 DBCV            806857AC2   17,411   15900000 PRN        SOLE    NONE    15900000
SEPRACOR INC                     NOTE            817315AT1      928     500000 PRN        SOLE    NONE      500000
SEPRACOR INC                     NOTE            817315AU8    9,183    4700000 PRN        SOLE    NONE     4700000
SIERRA PACIFIC RES NEW           NOTE            826428AF1   62,750   25050000 PRN        SOLE    NONE    25050000
SIRIUS SATELLITE RADIO INC       COM             82966U103      366      65134 SHR        SOLE    NONE       65134
TAIWAN SEMICONDUCTOR MFG LTD     SPON ADR        874039100      981     115693 SHR        SOLE    NONE      115693
TEKELEC                          NOTE            879101AE3   14,176   13631000 PRN        SOLE    NONE    13631000
TELESP CELULAR PART S A          SPON ADR PFD    87952L108      614     102714 SHR        SOLE    NONE      102714
TELEWEST GLOBAL INC              COM             87956T107   11,373     639283 SHR        SOLE    NONE      639283
TIM HELLAS TELECOMM SA           ADR             88706Q104      421      20000 SHR        SOLE    NONE       20000
TURKCELL ILETISIM HIZMETLERI     SPON ADR NEW    900111204      448      30000 SHR        SOLE    NONE       30000
UNITED MICROELECTRONICS CORP     SPON ADR        910873207       37      10858 SHR        SOLE    NONE       10858
UNITED MICROELECTRONICS CORP     SPN ADR         910873207       34      10000 SHR        SOLE    NONE       10000
UNITED RENTALS NORTH AMERICA IN  NOTE            911365AH7    2,459    2500000 PRN        SOLE    NONE     2500000
VALEANT PHARM INTL               NOTE            91911XAD6   23,396   23000000 PRN        SOLE    NONE    23000000
VECTOR GROUP LTD                 NOTE            92240MAC2   15,322   16745000 PRN        SOLE    NONE    16745000
VEECO INSTRS INC DEL             NOTE            922417AB6    6,589    7000000 PRN        SOLE    NONE     7000000
VERITAS SOFTWARE CO              NOTE            923436AD1   12,082   12701000 PRN        SOLE    NONE    12701000
VISHAY INTERTECHNOLOGY INC       COM             928298108    1,754     141079 PRN        SOLE    NONE      141079
WATSON PHARMACEUTICALS INC       DBCV            942683AC7   24,853   26230000 PRN        SOLE    NONE    26230000
WELLS FARGO AND CO NEW           DBCV            949746FA4   24,844   25000000 PRN        SOLE    NONE    25000000
WYNDHAM INTL INC                 CL A            983101106      143    1788000 SHR        SOLE    NONE     1788000
WYETH                            COM             983024100      253       6000 SHR        SOLE    NONE        6000
YAHOO INC                        FRNT            984332AB2    3,420    2000000 PRN        SOLE    NONE     2000000
YAHOO INC                        COM             984332106      458        500      CALL  SOLE    NONE         500
YAHOO INC                        COM             984332106      656       1425      CALL  SOLE    NONE        1425


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